Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Intangible assets, net
Total cost	¥ 11,337	¥ 11,055
Less: accumulated amortization	(7,097)	(6,808)
Total	4,240	4,247
Purchased software
Intangible assets, net
Total cost	¥ 11,337	¥ 11,055